Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Securities, Available-for-Sale	$ 1,470,000	$ 1,517,000
Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Outstanding	111,671,386	113,424,507
Common Stock, Shares, Issued	111,985,280	113,424,507
Treasury Stock, Common [Member]
Treasury Stock, Shares, Acquired	313,894	0
Long-Term Debt [Member]
Debt Issuance Costs, Net	$ 4,717,000	$ 5,321,000
Finance Lease, Liability
Debt Issuance Costs, Net	$ 0	$ 17,000